Condensed Consolidated Statement of Changes in Shareholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (5,053,185)	$ 2,174	$ 3,974,007	$ (9,029,366)
Balance (in shares) at Dec. 31, 2013		21,740,006
Conversion of Series B preferred stock to common stock	1,419,410	$ 164	1,419,246	0
Conversion of Series B preferred stock to common stock (in shares)		1,637,000
Stock based compensation	1,203,663	$ 0	1,203,663	0
Issuance of common stock for consulting services	25,000	$ 4	24,996
Issuance of common stock for consulting services (in shares)		43,860
Exercise of common stock warrants	6,132	$ 61	6,071
Exercise of common stock warrants (in shares)		613,228
Net loss	(9,253,323)	$ 0	0	(9,253,323)
Balance at Dec. 31, 2014	(11,652,303)	$ 2,403	6,627,983	(18,282,689)
Balance (in shares) at Dec. 31, 2014		24,034,094
Conversion of Series B preferred stock to common stock	18,524,163	$ 2,136	18,522,027	0
Conversion of Series B preferred stock to common stock (in shares)		21,363,000
Issuance of additional common stock upon Series A anti-dilution	0	$ 321	(321)
Issuance of additional common stock upon Series A anti-dilution (in shares)		3,208,077
Issuance of common stock warrants	1,817,672		1,817,672
Stock based compensation	722,934	$ 0	722,934	0
Exercise of common stock warrants	5,651	$ 57	5,594
Exercise of common stock warrants (in shares)		565,061
Net loss	(9,441,535)	$ 0	0	(9,441,535)
Balance at Dec. 31, 2015	(23,419)	$ 4,917	27,695,888	(27,724,224)
Balance (in shares) at Dec. 31, 2015		49,170,232
Conversion of Series B preferred stock to common stock	244,179	$ 54	244,125	0
Conversion of Series B preferred stock to common stock (in shares)		542,200
Stock based compensation	964,779	$ 0	964,779	0
Exercise of common stock warrants	274	$ 3	271	0
Exercise of common stock warrants (in shares)		27,364
Net loss	(7,913,134)	$ 0	0	(7,913,134)
Balance at Sep. 30, 2016	$ (6,727,322)	$ 4,974	$ 28,905,062	$ (35,637,358)
Balance (in shares) at Sep. 30, 2016		49,739,796